SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Non-monetary exchange
Revenues recognized for non-monetary transactions	$ 1,767	$ 571	$ 706